Available-for-sale assets and discontinued operations (Details 1) - BRL (R$) R$ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Assets Classified As Held For Sale [Abstract]
Cash and cash equivalents	R$ 40,216	R$ 76,146
Trade accounts receivable	119,076	65,626
Inventories	82,815	84,296
Taxes recoverable	46,858	45,859
Property, plant and equipment	61,591	61,037
Intangible assets	6,729	6,665
Other assets	17,932	20,075
Total Non-current assets	375,217	359,704
Liabilities classified as held for sale
Trade payables	75,852	62,692
Payroll and related charges	7,099	11,170
Dividends	6,371	6,371
Taxes payable	9,668	7,064
Other payables	3,043	8,099
Total Non-current liabilities	102,033	95,396
Net assets (Assets (-) Liabilities)	R$ 273,184	R$ 264,308